Stock Option Plan and Stock-based Compensation - Narrative (Details) - USD ($) $ / shares in Units, $ in Millions	1 Months Ended	3 Months Ended	12 Months Ended
	Jan. 31, 2017	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2017	Apr. 30, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized (in shares)					1,000,000	2,180,808
Options available for grant (in shares)		83,065	647,637	465,788
Intrinsic value of options exercised			$ 0.1	$ 0.1
Weighted average grant date fair value (in dollars per share)			$ 8.30	$ 1.23
Unrecognized compensation expense		$ 22.5	$ 8.4
Unrecognized compensation expense, period for recognition		3 years 7 months 17 days	3 years 10 months 24 days
Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award expiration period					10 years
Options available for grant (in shares)		83,065			647,637
Options | Tranche One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting rights, percentage					25.00%
Award vesting period					1 year
Options | Remaining Tranches
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period					3 years
Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	4 years
Grants (in shares)	9,000,000.0